Expense Example, No Redemption - SHORT-TERM BOND FUND OF AMERICA	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,466
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	$ 1,220